UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2017

Laurie D. Neat

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio
May 31, 2017
unaudited
Common stocks85.02% Information technology25.67%	Shares	Value (000)
Broadcom Ltd.	6,353,245	$1,521,475
Alphabet Inc., Class C1	817,379	788,657
Alphabet Inc., Class A1	622,210	614,177
Oracle Corp.	28,582,000	1,297,337
Skyworks Solutions, Inc.	8,284,622	881,732
Accenture PLC, Class A	7,008,300	872,323
Samsung Electronics Co., Ltd.	334,400	667,546
Texas Instruments Inc.	8,027,000	662,147
ASML Holding NV	4,007,100	528,912
Tencent Holdings Ltd.	14,995,918	514,967
Trimble Inc.[1]	12,300,511	443,310
Microsoft Corp.	6,230,000	435,103
Arista Networks, Inc.[1]	2,825,066	416,358
MasterCard Inc., Class A	3,208,957	394,317
Juniper Networks, Inc.	12,501,167	366,659
Zebra Technologies Corp., Class A1,2	3,276,722	341,893
Alibaba Group Holding Ltd. (ADR)[1]	2,444,866	299,398
Flex Ltd.[1]	17,307,000	298,719
Autodesk, Inc.[1]	2,650,000	296,190
Intel Corp.	6,791,000	245,223
Apple Inc.	1,381,000	210,962
Qorvo, Inc.[1]	2,679,980	208,904
Vantiv, Inc., Class A1	3,184,000	199,700
Applied Materials, Inc.	4,115,000	188,796
salesforce.com, inc.[1]	2,068,000	185,376
Finisar Corp.[1,2]	7,222,379	178,104
Lumentum Holdings Inc.[1]	3,051,214	174,072
Visa Inc., Class A	1,798,000	171,224
International Business Machines Corp.	1,000,000	152,630
FleetCor Technologies, Inc.[1]	1,034,000	149,196
Akamai Technologies, Inc.[1]	3,017,366	142,269
Acacia Communications, Inc.[1,2]	2,226,600	104,739
Kakaku.com, Inc.	6,031,000	85,877
Syntel, Inc.	1,968,000	34,401
Amphenol Corp., Class A	407,000	30,362
Constellation Software Inc.	55,300	28,598
Viavi Solutions Inc.[1]	2,156,074	24,213
Tata Consultancy Services Ltd.	100,014	3,948
		14,159,814
Health care15.72%
Amgen Inc.	7,118,385	1,105,058
UnitedHealth Group Inc.	6,019,906	1,054,567
Stryker Corp.	6,966,696	995,959
Thermo Fisher Scientific Inc.	4,912,100	848,762
BioMarin Pharmaceutical Inc.[1]	8,625,200	755,913
AbbVie Inc.	11,438,000	755,137
AMCAP Fund — Page 1 of 8

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Abbott Laboratories	8,762,251	$400,084
Medtronic PLC	4,700,800	396,183
Illumina, Inc.[1]	2,158,249	382,787
Gilead Sciences, Inc.	4,576,960	296,999
PerkinElmer, Inc.	4,357,500	274,784
Express Scripts Holding Co.[1]	3,931,000	234,877
Humana Inc.	982,000	228,079
Boston Scientific Corp.[1]	8,018,700	216,746
Johnson & Johnson	1,500,000	192,375
Hologic, Inc.[1]	3,823,700	165,604
Hypermarcas SA, ordinary nominative	16,560,300	150,969
Endo International PLC[1]	7,643,000	100,735
Danaher Corp.	850,000	72,199
Edwards Lifesciences Corp.[1]	400,000	46,028
		8,673,845
Consumer discretionary13.15%
Netflix, Inc.[1]	10,894,700	1,776,599
Amazon.com, Inc.[1]	988,300	982,983
Priceline Group Inc.[1]	407,700	765,290
Twenty-First Century Fox, Inc., Class A	16,825,000	456,294
Harley-Davidson, Inc.	6,212,000	329,298
LKQ Corp.[1]	9,002,000	283,473
Panera Bread Co., Class A1	900,000	283,041
Wyndham Worldwide Corp.	2,570,000	259,544
NIKE, Inc., Class B	4,628,643	245,272
Texas Roadhouse, Inc.[2]	4,587,200	224,406
Polaris Industries Inc.	2,300,000	192,280
Viacom Inc., Class B	5,065,000	176,211
Kering SA	509,000	168,333
BorgWarner Inc.	3,678,000	156,352
JCDecaux SA	4,662,515	154,327
Comcast Corp., Class A	3,657,800	152,494
Williams-Sonoma, Inc.	3,100,000	150,846
ITV PLC	55,966,413	141,119
Marriott International, Inc., Class A	1,300,613	140,011
Aramark	2,950,000	109,917
TJX Companies, Inc.	900,000	67,689
lululemon athletica inc.[1]	850,000	41,029
		7,256,808
Industrials10.30%
General Dynamics Corp.	3,011,800	612,148
Textron Inc.	11,192,382	534,996
Union Pacific Corp.	4,620,529	509,644
Nielsen Holdings PLC	12,750,161	490,626
AMETEK, Inc.	6,271,000	382,656
CSX Corp.	6,269,400	339,613
Old Dominion Freight Line, Inc.	3,390,000	302,795
Boeing Co.	1,600,000	300,208
TransDigm Group Inc.	931,000	249,582
C.H. Robinson Worldwide, Inc.	3,611,667	242,018
Sensata Technologies Holding NV1	5,900,000	238,537
Nordson Corp.	2,009,282	232,836
ITT Inc. [2]	5,307,000	201,719
AMCAP Fund — Page 2 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Capita PLC	18,915,633	$141,966
Landstar System, Inc.	1,640,000	137,022
Generac Holdings Inc.[1,2]	3,894,070	134,930
Caterpillar Inc.	1,235,000	130,206
Norfolk Southern Corp.	925,000	114,728
PARK24 Co., Ltd.	2,800,000	78,122
United Technologies Corp.	565,000	68,523
J.B. Hunt Transport Services, Inc.	755,415	64,497
Carlisle Companies Inc.	519,000	52,590
Fortive Corp.	552,450	34,501
Cummins Inc.	198,000	31,225
PayPoint PLC	2,274,900	27,714
Oshkosh Corp.	425,000	26,826
		5,680,228
Energy6.66%
EOG Resources, Inc.	8,816,300	796,200
Halliburton Co.	12,877,900	581,952
Concho Resources Inc.[1]	4,355,743	552,221
Canadian Natural Resources, Ltd.	13,111,000	377,942
Schlumberger Ltd.	4,905,000	341,339
Pioneer Natural Resources Co.	1,934,000	322,707
Noble Energy, Inc.	10,272,404	294,715
Southwestern Energy Co.[1]	15,743,799	95,407
SM Energy Co.	4,416,000	74,940
Exxon Mobil Corp.	681,000	54,821
Carrizo Oil & Gas, Inc.[1]	2,273,407	49,879
Tullow Oil PLC[1]	15,493,000	36,490
Denbury Resources Inc.[1,2]	22,428,635	34,316
Cimarex Energy Co.	250,000	26,890
Apache Corp.	481,203	22,501
Cabot Oil & Gas Corp.	476,711	10,578
		3,672,898
Financials5.81%
PNC Financial Services Group, Inc.	2,876,400	341,429
Markel Corp.[1]	340,000	332,265
Progressive Corp.	7,000,000	297,010
East West Bancorp, Inc.	5,109,000	279,616
Goldman Sachs Group, Inc.	1,219,500	257,632
M&T Bank Corp.	1,614,152	252,566
JPMorgan Chase & Co.	2,907,000	238,810
U.S. Bancorp	4,300,600	218,858
Zions Bancorporation	5,164,000	206,921
Charles Schwab Corp.	4,721,000	182,939
BB&T Corp.	3,500,000	145,775
HDFC Bank Ltd.[3]	5,259,936	134,651
Signature Bank[1]	818,167	117,014
Prudential Financial, Inc.	851,300	89,259
SVB Financial Group[1]	320,000	54,560
Wells Fargo & Co.	1,060,000	54,208
		3,203,513
AMCAP Fund — Page 3 of 8

unaudited
Common stocks Consumer staples3.89%	Shares	Value (000)
Kroger Co.	18,708,600	$557,142
Costco Wholesale Corp.	2,215,300	399,707
Herbalife Ltd.[1,2]	4,936,285	354,326
Whole Foods Market, Inc.	4,898,000	171,381
L’Oreal SA3	800,000	171,154
Mead Johnson Nutrition Co.	1,886,068	168,652
Philip Morris International Inc.	1,150,000	137,770
Altria Group, Inc.	1,750,000	132,020
Blue Buffalo Pet Products, Inc.[1]	2,380,410	55,916
		2,148,068
Materials1.27%
Celanese Corp., Series A	6,392,000	553,228
Monsanto Co.	586,500	68,867
Albemarle Corp.	584,000	66,342
International Flavors & Fragrances Inc.	105,537	14,552
		702,989
Telecommunication services0.53%
Verizon Communications Inc.	6,300,000	293,832
Real estate0.24%
Simon Property Group, Inc. REIT	485,000	74,812
Alexandria Real Estate Equities, Inc. REIT	490,000	57,173
		131,985
Miscellaneous1.78%
Other common stocks in initial period of acquisition		983,994
Total common stocks (cost: $32,034,147,000)		46,907,974
Bonds, notes & other debt instruments0.01% U.S. Treasury bonds & notes0.01% U.S. Treasury0.01%	Principal?amount (000)
U.S. Treasury 0.875% 2017	$4,650	4,646
Total bonds, notes & other debt instruments (cost: $4,649,000)		4,646
Short-term securities14.80%
Apple Inc. 0.81%–0.91% due 6/2/2017–7/18/2017[4]	261,000	260,790
Army and Air Force Exchange Service 0.85% due 6/12/2017[4]	36,000	35,990
Bank of New York Mellon Corp. 0.89% due 7/21/2017	50,000	49,934
CAFCO, LLC 1.09%–1.17% due 6/19/2017–9/1/2017[4]	175,000	174,669
Chariot Funding, LLC 0.90% due 6/2/2017[4]	25,000	24,999
Chevron Corp. 0.83%–0.88% due 6/6/2017–6/22/2017[4]	70,000	69,982
Coca-Cola Co. 0.90%–0.95% due 6/8/2017–7/20/2017[4]	135,000	134,903
ExxonMobil Corp. 0.82%–0.85% due 6/2/2017–6/19/2017	194,500	194,445
Federal Farm Credit Banks 0.62%–0.73% due 7/14/2017–9/19/2017	75,000	74,864
Federal Home Loan Bank 0.64%–1.03% due 6/1/2017–1/19/2018	4,199,725	4,194,861
Freddie Mac 0.53%–0.99% due 6/16/2017–10/10/2017	574,200	573,122
GE Capital Treasury Services (U.S.) LLC 0.85%–0.97% due 6/1/2017–8/18/2017	100,000	99,893
General Dynamics Corp. 0.84% due 6/5/2017[4]	25,000	24,997
AMCAP Fund — Page 4 of 8

unaudited
Short-term securities	Principal?amount (000)	Value (000)
Johnson & Johnson 0.85% due 6/1/2017–6/20/2017[4]	$89,000	$88,976
Merck & Co. Inc. 0.84%–0.86% due 6/7/2017–6/23/2017[4]	212,900	212,811
Microsoft Corp. 0.83% due 6/7/2017[4]	75,000	74,988
National Rural Utilities Cooperative Finance Corp. 0.91% due 6/26/2017	1,200	1,199
Pfizer Inc. 0.82%–1.04% due 6/5/2017–9/15/2017[4]	171,400	171,311
Private Export Funding Corp. 0.87% due 6/23/2017[4]	3,300	3,298
Procter & Gamble Co. 0.82% due 6/14/2017[4]	100,000	99,969
Qualcomm Inc. 0.84%–0.95% due 6/1/2017–8/8/2017[4]	102,800	102,743
Regents of the University of California 0.95% due 7/12/2017	28,200	28,174
U.S. Treasury Bills 0.60%–0.92% due 6/22/2017–10/5/2017	1,258,200	1,256,200
Wal-Mart Stores, Inc. 0.84%–0.85% due 6/5/2017–6/28/2017[4]	213,400	213,273
Total short-term securities (cost: $8,166,968,000)		8,166,391
Total investment securities 99.83% (cost: $40,205,764,000)		55,079,011
Other assets less liabilities 0.17%		94,230
Net assets 100.00%		$55,173,241
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
AMCAP Fund — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended May 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (gain) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 5/31/2017 (000)
Herbalife Ltd.[1]	4,895,327	40,958	—	4,936,285	$—	$75,455	$—	$354,326
Zebra Technologies Corp., Class A1	3,276,722	—	—	3,276,722	—	44,662	—	341,893
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	—	30,367	963	224,406
ITT Inc.	5,307,000	—	—	5,307,000	—	(15,709)	679	201,719
Finisar Corp.[1]	6,928,379	294,000	—	7,222,379	—	(61,937)	—	178,104
Generac Holdings Inc.[1]	3,894,070	—	—	3,894,070	—	(17,095)	—	134,930
Acacia Communications, Inc.[1]	—	2,226,600	—	2,226,600	—	(9,755)	—	104,739
Denbury Resources Inc.[1]	22,428,635	—	—	22,428,635	—	(26,466)	—	34,316
Carrizo Oil & Gas, Inc.[1,5]	3,578,240	—	1,304,833	2,273,407	(14,931)	(18,754)	—	—
Endo International PLC[1,5]	11,483,300	—	3,840,300	7,643,000	(208,621)	196,317	—	—
Lumentum Holdings Inc.[1,5]	3,051,214	—	—	3,051,214	—	34,021	—	—
Nordson Corp.[5]	3,420,000	—	1,410,718	2,009,282	59,093	(64,230)	551	—
					$(164,459)	$166,876	$2,193	$1,574,433
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $305,805,000, which represented .55% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,693,699,000, which represented 3.07% of the net assets of the fund.
[5]	Unaffiliated issuer at 5/31/2017.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
AMCAP Fund — Page 6 of 8

unaudited
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of May 31, 2017, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $58,557,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2017 (dollars in thousands):
AMCAP Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$14,159,814	$—	$—	$14,159,814
Health care	8,673,845	—	—	8,673,845
Consumer discretionary	7,256,808	—	—	7,256,808
Industrials	5,680,228	—	—	5,680,228
Energy	3,672,898	—	—	3,672,898
Financials	3,068,862	134,651	—	3,203,513
Consumer staples	1,976,914	171,154	—	2,148,068
Materials	702,989	—	—	702,989
Telecommunication services	293,832	—	—	293,832
Real estate	131,985	—	—	131,985
Miscellaneous	983,994	—	—	983,994
Bonds, notes & other debt instruments	—	4,646	—	4,646
Short-term securities	—	8,166,391	—	8,166,391
Total	$46,602,169	$8,476,842	$—	$55,079,011
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,571,488
Gross unrealized depreciation on investment securities	(1,698,241)
Net unrealized appreciation on investment securities	14,873,247
Cost of investment securities	40,205,764

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-002-0717O-S60632	AMCAP Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 28, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: July 28, 2017